Financial Risk Management Objectives and Policies - Exposures to Foreign Currency (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and bank balances	¥ 6,390,918	$ 902,023	¥ 6,128,522
Financial liabilities	(10,699,413)	(1,510,128)	(9,146,000)
Trade and other payables	(8,644,393)	(1,220,081)	(7,191,134)
Foreign currency risk [Member] | Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quoted equity securities	9,235		21,876
Trade and other receivables	607		693
Cash and bank balances	228,589		220,268
Financial liabilities	(15,710)		(15,126)
Trade and other payables	(7,086)		(13,952)
Net assets/(liabilities)	215,635	30,435	213,759
Foreign currency risk [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	414		25,827
Cash and bank balances	52		1,166
Trade and other payables	(27,922)		(17,452)
Net assets/(liabilities)	(27,456)	(3,875)	9,541
Foreign currency risk [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	7,624		12,149
Cash and bank balances	11,233		28,518
Financial liabilities	(139,524)		(501,014)
Trade and other payables	(10,596)		(7,060)
Net assets/(liabilities)	(131,263)	(18,527)	(467,407)
Foreign currency risk [Member] | Renminbi [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	658		675
Cash and bank balances	2,595		31,662
Trade and other payables	(2,605)		(41,828)
Net assets/(liabilities)	648	91	(9,491)
Foreign currency risk [Member] | Others [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and bank balances	7,364		25
Trade and other payables	(83)
Net assets/(liabilities)	¥ 7,281	$ 1,028	¥ 25